Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income	$ 1,619,197	$ 1,798,073	$ 1,279,247
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	18,745	20,267	34,369
Amortization of operating lease right-of-use asset	165,868	165,868	185,612
Allowance for (Reversal of) expected credit loss	96,500	(3,711)	8,002
Deferred tax expense		42,789	222,690
Changes in operating assets and liabilities:
Accounts receivable	(649,819)	(132,074)	(493,286)
Contract assets	(197,435)
Prepaid expenses and other current assets	(4,549)	(13,295)	18,865
Accrued expenses and other liabilities	4,236	266,657	(31,030)
Contract liabilities	4,396	(1,068,715)	(784,047)
Lease liability	(165,868)	(165,868)	(185,612)
Income tax recoverable and payable	(97,124)	247,751	(25,846)
Net cash provided by operating activities	794,147	1,157,742	228,964
Cash flow from investing activities:
Purchase of equipment	(139,153)
Net cash used in investing activities	(139,153)
Cash flow from financing activities:
(Repayment to) Advance from a related party	(30,389)	(5,730)	293,842
Payments of offering costs related to initial public offering	(558,002)	(325,291)
Dividends paid	(769,231)
Net cash (used in) provided by financing activities	(1,357,622)	(331,021)	293,842
Net (decrease) increase in cash and cash equivalents	(702,628)	826,721	522,806
Cash and cash equivalents at beginning of the year	2,768,730	1,942,009	1,419,203
Cash and cash equivalents at end of the year	2,066,102	2,768,730	1,942,009
Supplementary cash flows information:
Taxes paid	391,303	43,531	25,846
Listing fee paid	385,438	325,291
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability		455,201
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$ 172,564